BUSINESS COMBINATION (Details 7) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Carrying amount [member] | Estadual De Geracao De Energia Eletrica C E E E G [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 661,864
Trade receivables	51,333
Inventories	2,636
Recoverable taxes	5,043
Other assets	125,516
Judicial deposits and guarantees	59,335
Investments	312,800
Property, plant and equipment	31,853
Intangíible assets	2,041,196
Total assets acquired	3,291,576
Trade payables	22,928
Taxes payable	19,951
Salaries and social charges	16,343
Deferred taxes	(65,560)
Judicial contingencies	306,400
Other payables	134,380
Bonus grant payable	2,024,118
Total liabilities assumed	2,458,560
Net equity acquired	833,016
Equity acquired (66.23%)	551,706
Property, plant and equipment	312,800
Fair Value Adjustments [Member] | Estadual De Geracao De Energia Eletrica C E E E G [Member]
IfrsStatementLineItems [Line Items]
Investments	359,024
Intangíible assets	17,270
Total assets acquired	376,294
Net equity acquired	376,294
Equity acquired (66.23%)	376,294
Property, plant and equipment	359,024
Total Fair Value [Member] | Estadual De Geracao De Energia Eletrica C E E E G [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	661,864
Trade receivables	51,333
Inventories	2,636
Recoverable taxes	5,043
Other assets	125,516
Judicial deposits and guarantees	59,335
Investments	671,824
Property, plant and equipment	31,853
Intangíible assets	2,058,466
Total assets acquired	3,667,870
Trade payables	22,928
Taxes payable	19,951
Salaries and social charges	16,343
Deferred taxes	(65,560)
Judicial contingencies	306,400
Other payables	134,380
Bonus grant payable	2,024,118
Total liabilities assumed	2,458,560
Net equity acquired	1,209,310
Equity acquired (66.23%)	928,000
Property, plant and equipment	R$ 671,824
Business Investments [Member] | Estadual De Geracao De Energia Eletrica C E E E G [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	Initially evaluated by the FDC - Discounted Cash Flow method for each investment, however, certain stakes are tied to purchase options with third parties at prices predetermined in the auction notice. Therefore, the fair value of these investments was measured considering the lower of the value identified in the FDC and the value of the purchase option
Intangible Assets [Member] | Estadual De Geracao De Energia Eletrica C E E E G [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as of the base date stipulated in the evaluation.
Carrying Amoun 1t [Member] | Estadual De Geracao De Energia Eletrica C E E E G [Member]
IfrsStatementLineItems [Line Items]
Intangibles assets	R$ 2,041,196
Fair Value Adjustments 1 [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(68,835)
Fair Value Adjustments 1 [Member] | Estadual De Geracao De Energia Eletrica C E E E G [Member]
IfrsStatementLineItems [Line Items]
Intangibles assets	17,270
Total Fair Value 1 [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	132,589
Total Fair Value 1 [Member] | Estadual De Geracao De Energia Eletrica C E E E G [Member]
IfrsStatementLineItems [Line Items]
Intangibles assets	2,058,466
Carrying Amount One [Member] | Estadual De Geracao De Energia Eletrica C E E E G [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	2,353,996
Fair Value Adjustments One [Member] | Estadual De Geracao De Energia Eletrica C E E E G [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	376,294
Total Fair Value One [Member] | Estadual De Geracao De Energia Eletrica C E E E G [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 2,730,290